Accounts payable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
Accounts payable consist of the following (in USD thousands):

	As of December 31,
	2023	2022
Trade payables	2,256	2,170
Employee related payables	2,366	3,655
VAT, sales, and other taxes	769	356
Total	$5,391	$6,181